SHORT-TERM BANK CREDIT AND LOANS	12 Months Ended
Dec. 31, 2012
SHORT-TERM BANK CREDIT AND LOANS [Abstract]
SHORT-TERM BANK CREDIT AND LOANS
NOTE 8:-	SHORT-TERM BANK CREDIT AND LOANS

a.	Short-term bank credit and loans are classified as follows:

	Weighted average interest
	December 31,		December 31,
	2011	2012	2011	2012
	%

Short-term bank credit	4.00	3.25	$3,866	$5,248

Add: current maturities of long-term loans	3.95	3.19	12,541	5,500

Total short-term bank credit and loans			$16,407	$10,748

b.	As of December 31, 2011 and 2012, the Company and its subsidiaries had short-term and revolving credit lines of approximately $21,300 and $26,000, respectively, from Israeli, Canadian and U.S. banks. As of December 31, 2012, the revolving credit line was partially utilized. The Company's current credit lines, if not extended, will expire on March 31, 2013.